Lease Liability (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	$ 88,096	$ 78,174
Effect of discounting	(6,149)	(3,939)
Present value of minimum lease payments	81,947	74,235
Less: current portion	(32,781)	(20,472)
Minimum finance lease payments payable noncurrent	49,166	53,763
Less than 12 months [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	27,557	18,448
13-36 months [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	48,503	40,615
37-60 months [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	7,798	19,111
More than 60 months [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum lease payments	$ 4,238	$ 0